Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Debt Instrument [Line Items]
Securities sold under repurchase agreements	₨ 0.0		₨ 151,844.9
Securities sold under repurchase agreement
Debt Instrument [Line Items]
Securities sold under repurchase agreements	₨ 90,200.0	$ 1,097.5	₨ 90,200.0
Interest rate	4.20%	4.20%	4.00%